Business Combination - Purchase Price Allocation (Details) (USD $)	12 Months Ended	9 Months Ended					9 Months Ended
	Dec. 31, 2011 Y	Sep. 30, 2012 Chiron Merger Sub, Inc. [Member]	Dec. 31, 2011 Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Outstanding Equity Interest Acquired [Member] Chiron Merger Sub, Inc. [Member]	Nov. 03, 2011 Settlement of Share-based Compensation [Member] Chiron Merger Sub, Inc. [Member]	Sep. 30, 2012 Customer Relationships [Member] Chiron Merger Sub, Inc. [Member] Y
Business Acquisition [Line Items]
Cash used to acquire equity			$ 5,185,359,000	$ 5,185,359,000
Total purchase price			4,473,474,000	4,473,474,000
Cash paid					5,000,000,000	208,500,000
Price per share to acquire outstanding common stock of KCI					$ 68.50
Goodwill		3,471,907,000	3,497,532,000	3,497,532,000
Goodwill, Adjustment		(25,625,000)
Cash and cash equivalents			(711,885,000)
Identifiable intangible assets		2,890,570,000	2,890,570,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accounts Receivable		403,677,000	403,677,000
Tangible assets acquired and liabilities assumed:
Inventories		194,628,000	195,779,000
Inventories, Adjustment		(1,151,000)
Other current assets		43,919,000	43,919,000
Property, plant and equipment		596,985,000	554,065,000
Property, plant and equipment, Adjustment		42,920,000
Other non-current assets		15,177,000	15,177,000
Current liabilities		(328,000,000)	(328,000,000)
Long-term debt and other non-current liabilities		(1,502,318,000)	(1,502,318,000)
Noncurrent tax liabilities		(38,252,000)	(38,252,000)
Net deferred tax liability		(1,274,819,000)	(1,258,675,000)
Net deferred tax liability, Adjustment		(16,144,000)
Total purchase price			4,473,474,000
Deferred tax liability recorded related to the amount of unrepatriated foreign earnings through the date of the Merger				$ 167,500,000
Minimum useful life	2						15
Maximum useful life	20						20